Stock Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Stock Option - Rollforward
Table 77: Stock Options - Rollforward (a)

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
Year ended December 31, 2016		Exercise	Contractual	Intrinsic
In millions except weighted-average data	Shares	Price	Life	Value
Outstanding, January 1	5	$55.50
Exercised	(2)	$56.43
Outstanding, December 31	3	$55.16	2.7 years	$181
Vested and exercisable, December 31	3	$55.16	2.7 years	$181
(a)		Cancelled stock options during 2016 were insignificant.

Nonvested Incentive/Performance Unit Awards and Restricted Share/Restricted Share Unit Awards - Rollforward
Table 78: Nonvested Incentive/Performance Unit Awards and Restricted Share/Restricted Share Unit Awards - Rollforward (a)

			Nonvested
			Restricted
	Nonvested	Weighted-	Share/	Weighted-
	Incentive/	Average	Restricted	Average
	Performance	Grant Date	Share	Grant Date
Shares in millions	Units Shares	Fair Value	Units	Fair Value
December 31, 2015	2	$79.27	3	$79.26
Granted (b)	1	$77.77	1	$78.71
Vested/Released (b)	(1)	$71.59	(1)	$65.53
December 31, 2016	2	$81.42	3	$83.27
(a) Forfeited awards during 2016 were insignificant.
(b)		Includes adjustments for achieving specific performance goals for Incentive/Performance Unit Share Awards granted in prior periods.